International Research Enhanced Equity ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	9.27%	8.18%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	32.11%	9.67%		8.15%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.09%	8.76%		7.12%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.56%	7.39%		6.15%